Income Taxes - Deferred Tax Assets Not Recognized (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 2,078,204	$ 1,198,921
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	1,159,836	570,195
Investment in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	47,983	0
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	135,259	132,456
Property, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	584,013	359,455
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	37,953	11,701
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	32,755	33,764
Marketable Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	23,744	28,323
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	5,021	5,028
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	12,722	0
Capital lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	1,553	2,462
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 37,365	$ 55,537